PROMISSORY NOTES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
PROMISSORY NOTES

NOTE 14 – PROMISSORY NOTES

In March 2023, Legacy Stardust Power entered into unsecured notes payable with three related parties as described in Note 16. These notes payable provided the Company the ability to draw up to $1,000,000, in aggregate: $160,000 until December 31, 2023, and $840,000 until December 31, 2025. These loan facilities accrue interest, compounding semi-annually, at the long-term semi-annual Applicable Federal Rate, as established by the Internal Revenue Service, which effectively was 3.71%.

As at December 31, 2024, the Company had $840,000 available to draw.